Investment Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investment Securities
Schedule of amortized cost and fair value of securities

	September 30, 2016				December 31, 2015
	Amortized	Unrealized	Unrealized	Fair	Amortized	Unrealized	Unrealized	Fair
(dollars in thousands)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
U.S. Treasury securities	$308,479	$10	$—	$308,489	$502,126	$—	$(2,150)	$499,976
Government-sponsored enterprises debt securities	189,706	244	(57)	189,893	96,132	16	(324)	95,824
Government agency mortgage-backed securities	203,685	1,290	(17)	204,958	56,490	—	(508)	55,982
Government-sponsored enterprises mortgage-backed securities	8,539	461	—	9,000	10,185	560	—	10,745
Non-government mortgage-backed securities	—	—	—	—	—	157	—	157
Non-government asset-backed securities	19,510	—	(16)	19,494	95,453	—	(143)	95,310
Collateralized mortgage obligations:
Government agency	3,522,585	25,203	(4,136)	3,543,652	2,261,526	1,984	(23,576)	2,239,934
Government-sponsored enterprises	1,085,861	7,652	(5,303)	1,088,210	1,046,854	724	(18,241)	1,029,337
Total available-for-sale securities	$5,338,365	$34,860	$(9,529)	$5,363,696	$4,068,766	$3,441	$(44,942)	$4,027,265

	December 31,
	2015				2014
	Amortized	Unrealized	Unrealized	Fair	Amortized	Unrealized	Unrealized	Fair
(dollars in thousands)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
U.S. Treasury securities	$502,126	$—	$(2,150)	$499,976	$748,700	$101	$(286)	$748,515
Non‑government securities	96,132	16	(324)	95,824	96,119	—	(547)	95,572
Government agency mortgage‑backed securities	56,490	—	(508)	55,982	—	—	—	—
Government‑sponsored enterprises mortgage‑backed securities	10,185	560	—	10,745	12,397	806	—	13,203
Non‑government mortgage‑backed securities	—	157	—	157	268	3,136	—	3,404
Non‑government asset‑backed securities	95,453	—	(143)	95,310	354,011	115	(134)	353,992
Collateralized mortgage obligations:
Government agency	2,261,526	1,984	(23,576)	2,239,934	2,699,632	8,567	(24,493)	2,683,706
Government‑sponsored enterprises	1,046,854	724	(18,241)	1,029,337	1,086,161	2,256	(19,414)	1,069,003
Equity securities	—	—	—	—	—	4,216	—	4,216
Total securities available for sale	$4,068,766	$3,441	$(44,942)	$4,027,265	$4,997,288	$19,197	$(44,874)	$4,971,611

Schedule of unrealized gross losses and fair values of securities in a continuous loss position

	Time in Continuous Loss as of September 30, 2016
	Less Than 12 Months		12 Months or More		Total
	Unrealized		Unrealized		Unrealized
(dollars in thousands)	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
Government-sponsored enterprises debt securities	$(57)	$24,931	$—	$—	$(57)	$24,931
Government agency mortgage-backed securities	(17)	26,287	—	—	(17)	26,287
Non-government asset-backed securities	—	609	(16)	11,680	(16)	12,289
Collateralized mortgage obligations:
Government agency	(1,102)	307,798	(3,034)	268,384	(4,136)	576,182
Government-sponsored enterprises	(82)	65,000	(5,221)	314,853	(5,303)	379,853
Total available-for-sale securities with unrealized losses	$(1,258)	$424,625	$(8,271)	$594,917	$(9,529)	$1,019,542

	Time in Continuous Loss as of December 31, 2015
	Less Than 12 Months		12 Months or More		Total
	Unrealized		Unrealized		Unrealized
(dollars in thousands)	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
U.S. Treasury securities	$(2,150)	$499,976	$—	$—	$(2,150)	$499,976
Government-sponsored enterprises debt securities	(324)	70,808	—	—	(324)	70,808
Government agency mortgage-backed securities	(508)	55,982	—	—	(508)	55,982
Non-government asset-backed securities	(143)	95,310	—	—	(143)	95,310
Collateralized mortgage obligations:
Government agency	(11,423)	1,428,423	(12,153)	354,335	(23,576)	1,782,758
Government-sponsored enterprises	(3,132)	532,122	(15,109)	354,987	(18,241)	887,109
Total available-for-sale securities with unrealized losses	$(17,680)	$2,682,621	$(27,262)	$709,322	$(44,942)	$3,391,943

	Time in Continuous Loss as of December 31, 2015
	Less Than 12 Months		12 Months or More		Total
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
(dollars in thousands)	Losses	Value	Losses	Value	Losses	Value
U.S. Treasury securities	$(2,150)	$499,976	$—	$—	$(2,150)	$499,976
Non‑government securities	(324)	70,808	—	—	(324)	70,808
Government agency mortgage‑backed securities	(508)	55,982	—	—	(508)	55,982
Non‑government asset‑backed securities	(143)	95,310	—	—	(143)	95,310
Collateralized mortgage obligations:
Government agency	(11,423)	1,428,423	(12,153)	354,335	(23,576)	1,782,758
Government‑sponsored enterprises	(3,132)	532,122	(15,109)	354,987	(18,241)	887,109
Total securities available for sale with unrealized losses	$(17,680)	$2,682,621	$(27,262)	$709,322	$(44,942)	$3,391,943

	Time in Continuous Loss as of December 31, 2014
	Less Than 12 Months		12 Months or More		Total
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
(dollars in thousands)	Losses	Value	Losses	Value	Losses	Value
U.S. Treasury securities	$(286)	$201,227	$—	$—	$(286)	$201,227
Non‑government securities	(143)	24,857	(404)	70,715	(547)	95,572
Non‑government asset‑backed securities	(134)	160,542	—	—	(134)	160,542
Collateralized mortgage obligations:
Government agency	(3,545)	497,235	(20,948)	670,377	(24,493)	1,167,612
Government‑sponsored enterprises	(964)	248,672	(18,450)	424,629	(19,414)	673,301
Total securities available for sale with unrealized losses	$(5,072)	$1,132,533	$(39,802)	$1,165,721	$(44,874)	$2,298,254

Schedule of amortized cost and fair value by contractual maturity

	September 30, 2016
	Amortized	Fair
(dollars in thousands)	Cost	Value
Due after one year through five years	$228,481	$228,507
Due after five years through ten years	269,704	269,875
	498,185	498,382

Government agency mortgage-backed securities	203,685	204,958
Government-sponsored enterprises mortgage-backed securities	8,539	9,000
Non-government asset-backed securities	19,510	19,494
Collateralized mortgage obligations:
Government agency	3,522,585	3,543,652
Government-sponsored enterprises	1,085,861	1,088,210
Total mortgage- and asset-backed securities	4,840,180	4,865,314
Total available-for-sale securities	$5,338,365	$5,363,696

	December 31, 2015
	Amortized	Fair
(dollars in thousands)	Cost	Value
Due in one year or less	$200,668	$200,365
Due after one year through five years	397,590	395,435
Due after five years	—	—
	598,258	595,800
Government agency mortgage‑backed securities	56,490	55,982
Government‑sponsored enterprises mortgage‑backed securities	10,185	10,745
Non‑government mortgage‑backed securities	—	157
Non‑government asset‑backed securities	95,453	95,310
Collateralized mortgage obligations:
Government agency	2,261,526	2,239,934
Government‑sponsored enterprises	1,046,854	1,029,337
Total mortgage‑ and asset‑backed securities	3,470,508	3,431,465
Total securities available for sale	$4,068,766	$4,027,265